Share-Based Payment - Schedule of Movements In Options (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026 $ / shares	Dec. 31, 2025 $ / shares
Schedule of Movements In Options [Abstract]
No. of options, Outstanding at beginning of year	1,965,378	1,183,939
Weighted Average Exercise Price, Outstanding at beginning of year	$ 1.62	$ 2.14
No. of options, Granted during the year		806,812
Weighted Average Exercise Price, Granted during the year		$ 1.17
No. of options, Exercised during the year		(3,794)
Weighted Average Exercise Price, Exercised during the year		$ 1.37
No. of options, Expired and/or forfeited during the year		(21,579)
Weighted Average Exercise Price, Expired and/or forfeited during the year		$ 13.29
No. of options, Outstanding at ending of year	1,965,378	1,965,378
Weighted Average Exercise Price, Outstanding at ending of year	$ 1.62	$ 1.62
No. of options, Exercisable at the end of the year	1,312,930	944,735
Weighted Average Exercise Price, Exercisable at the end of the year	$ 1.8	$ 1.79